Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 2,511	$ 346
Estimated aggregate amortization expense year	5 years	5 years